Document And Entity Information	12 Months Ended
Sep. 30, 2025
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Registrant Name	CAPITOL FEDERAL FINANCIAL, INC.
Central Index Key	0001490906